Parent Company Only Condensed Financial Information (Unaudited) (Details) - Schedule of Parent Company Statements of Operations and Comprehensive Loss (Parentheticals) - Parent Company [Member]		6 Months Ended
		Sep. 30, 2023 $ / shares shares	Sep. 30, 2023 ¥ / shares shares	Sep. 30, 2022 ¥ / shares shares
Condensed Income Statements, Captions [Line Items]
Diluted (in Dollars per share) (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	$ (0.26)	¥ (1.88)	¥ (0.18)
Diluted (in Dollars per share)	[1]	93,058,197	93,058,197	61,785,466

[1]	Gives retroactive effect to reflect the reorganization in February 2021 and business combination in March 2023.